UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Russell B. Simon

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Reckoner Yield Enhanced AAA CLO ETF
RAAA (Principal U.S. Listing Echange: NYSE)
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Reckoner Yield Enhanced AAA CLO ETF for the period of July 9, 2025, to December 31, 2025. You can find additional information about the Fund at https://reckoner.com/raaa. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**,†
Reckoner Yield Enhanced AAA CLO ETF	$206	4.11%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Includes 3.81% of interest expense related to borrowing costs charged to the Fund on reverse repurchase agreements.
†	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$27,487,871
Number of Holdings	28
Portfolio Turnover	13%
30-Day SEC Yield	5.53%
Effective Duration	0.04
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Collateralized Loan Obligations	96.9%
Cash & Other	3.1%

Credit Breakdown	(%)
AAA	96.9%
Cash & Other	3.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reckoner.com/raaa.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reckoner Capital Management documents not be householded, please contact Reckoner Capital Management at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reckoner Capital Management or your financial intermediary.
Reckoner Yield Enhanced AAA CLO ETF	PAGE 1	TSR-SAR-00777X496

Reckoner BBB-B CLO ETF
RCLO (Principal U.S. Listing Echange: NYSE)
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Reckoner BBB-B CLO ETF for the period of October 22, 2025, to December 31, 2025. You can find additional information about the Fund at https://reckoner.com/rclo. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Reckoner BBB-B CLO ETF	$14	0.50%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$27,516,249
Number of Holdings	23
Portfolio Turnover	6%
30-Day SEC Yield	7.13%
Effective Duration	0.01
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Collateralized Loan Obligations	95.0%
Cash & Other	5.0%

Credit Breakdown	(%)
BBB	51.6%
BB	43.4%
Cash & Other	5.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reckoner.com/rclo.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reckoner Capital Management documents not be householded, please contact Reckoner Capital Management at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reckoner Capital Management or your financial intermediary.
Reckoner BBB-B CLO ETF	PAGE 1	TSR-SAR-00777X488

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Reckoner Yield Enhanced AAA CLO ETF
Reckoner BBB-B CLO ETF
Semi-Annual Financial Statements
December 31, 2025 (Unaudited)

RECKONER YIELD ENHANCED AAA CLO ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - 187.1%
AGL CLO Ltd.
Series 2020-6A, Class A1R2, 5.16% (3 mo. Term SOFR + 1.28%), 04/20/2038(a)	$2,000,000	$2,004,988
Series 2024-37A, Class A1, 5.10% (3 mo. Term SOFR + 1.24%), 04/22/2038(a)	2,000,000	2,002,098
Aimco CDO
Series 2021-15A, Class AR, 5.08% (3 mo. Term SOFR + 1.20%), 04/17/2038(a)	1,500,000	1,501,128
Apidos CLO
Series 2022-42A, Class A1R, 5.08% (3 mo. Term SOFR + 1.20%), 04/20/2038(a)	2,000,000	2,000,942
Series 2025-52A, Class A1, 5.01% (3 mo. Term SOFR + 1.13%), 04/20/2038(a)	1,280,000	1,278,651
ARES CLO
Series 2025-77A, Class A1, 5.21% (3 mo. Term SOFR + 1.32%), 07/15/2038(a)(b)	2,000,000	2,005,888
Ares Loan Funding IX Ltd.
Series 2025-ALF9A, Class A1, 5.08% (3 mo. Term SOFR + 1.18%), 03/31/2038(a)(b)	2,000,000	1,996,092
Benefit Street Partners CLO Ltd.
Series 2015-6BR, Class A1R, 5.06% (3 mo. Term SOFR + 1.18%), 04/20/2038(a)(b)	2,000,000	1,999,936
Series 2022-29A, Class AR, 5.04% (3 mo. Term SOFR + 1.18%), 01/25/2038(a)(b)	2,000,000	1,998,038
Birch Grove CLO
Series 2025-12A, Class A1, 5.03% (3 mo. Term SOFR + 1.17%), 04/22/2038(a)	1,950,000	1,945,985
CIFC Funding Ltd.
Series 2021-5A, Class A1R, 5.16% (3 mo. Term SOFR + 1.26%), 01/15/2038(a)(b)	2,000,000	2,002,938
Elmwood CLO Ltd.
Series 2025-3A, Class A, 5.12% (3 mo. Term SOFR + 1.24%), 03/22/2038(a)(b)	2,000,000	2,002,498
Goldentree Loan Opportunities Ltd.
Series 2023-17A, Class AR, 5.16% (3 mo. Term SOFR + 1.28%), 01/20/2039(a)(b)	1,150,000	1,152,434
Madison Park Funding Ltd.
Series 2025-40RA, Class A, 5.25% (3 mo. Term SOFR + 1.29%), 10/16/2038(a)	2,000,000	2,005,696
Series 2025-71A, Class A1, 5.00% (3 mo. Term SOFR + 1.14%), 04/23/2038(a)(b)	2,000,000	1,999,530

	Par	Value
Magnetite CLO Ltd.
Series 2020-28A, Class A1RR, 5.14% (3 mo. Term SOFR + 1.24%), 01/15/2038(a)	$2,000,000	$2,000,704
Series 2024-42A, Class A1, 5.17% (3 mo. Term SOFR + 1.31%), 01/25/2038(a)(b)	2,000,000	2,003,980
Neuberger Berman CLO Ltd.
Series 2024-59A, Class A1, 5.15% (3 mo. Term SOFR + 1.29%), 01/23/2039(a)	2,000,000	2,004,922
OCP CLO Ltd.
Series 2017-13A, Class AR2, 5.21% (3 mo. Term SOFR + 1.34%), 11/26/2037(a)	1,003,000	1,005,699
Series 2018-15A, Class AR, 5.13% (3 mo. Term SOFR + 1.25%), 01/20/2038(a)	2,000,000	2,004,522
Octagon Credit Investors LLC
Series 2025-1A, Class A1, 5.06% (3 mo. Term SOFR + 1.20%), 01/22/2038(a)	2,000,000	2,002,450
OHA Credit Funding
Series 2019-3A, Class AR2, 5.20% (3 mo. Term SOFR + 1.32%), 01/20/2038(a)(b)	2,000,000	2,005,538
Series 2020-7A, Class A1R2, 5.16% (3 mo. Term SOFR + 1.28%), 07/19/2038(a)(b)	2,000,000	1,999,900
Orchard Park Clo Ltd.
Series 2024-1A, Class A, 5.24% (3 mo. Term SOFR + 1.36%), 10/20/2037(a)(b)	2,000,000	2,007,298
Regatta Funding Ltd.
Series 2021-1A, Class A1R, 5.06% (3 mo. Term SOFR + 1.16%), 04/15/2038(a)	500,000	499,292
Series 2025-4A, Class A1, 5.44% (3 mo. Term SOFR + 1.34%), 07/25/2038(a)(b)	2,000,000	2,007,004
RR Ltd.
Series 2021-19A, Class A1R, 5.08% (3 mo. Term SOFR + 1.18%), 04/15/2040(a)(b)	2,000,000	1,998,038
Texas Debt Capital CLO Ltd.
Series 2023-1A, Class A1R, 5.18% (3 mo. Term SOFR + 1.30%), 07/20/2038(a)(b)	2,000,000	2,004,670
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $51,435,902)		51,440,859
TOTAL INVESTMENTS - 187.1% (Cost $51,435,902)		$51,440,859
Money Market Deposit Account - 1.0%(b)		286,695
Liabilities in Excess of Other Assets - (88.1)%		(24,239,683)
TOTAL NET ASSETS - 100.0%		$27,487,871

The accompanying notes are an integral part of these financial statements.

1

RECKONER YIELD ENHANCED AAA CLO ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)(Continued)
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $51,440,859 or 187.1% of the Fund’s net assets.

(b)	All or a portion of security has been pledged as collateral for reverse repurchase agreements. The fair value of assets committed as collateral as of December 31, 2025 is $31,036,104.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 2.56%.

SCHEDULE OF REVERSE REPURCHASE AGREEMENTS
December 31, 2025 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Scotia Capital (USA), Inc.	4.36%	12/11/2025	01/09/2026	$3,210,049	$3,199,200
Scotia Capital (USA), Inc.	4.34%	12/17/2025	01/16/2026	4,815,176	4,798,400
Scotia Capital (USA), Inc.	4.33%	12/18/2025	01/16/2026	16,864,204	16,807,600
				$24,889,429	$24,805,200

As of December 31, 2025, the fair value of securities held as collateral for reverse repurchase agreements was $31,036,104 as noted on the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

2

RECKONER BBB-B CLO ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - 95.0%
AGL CLO Ltd.
Series 2024-35A, Class D1, 6.72% (3 mo. Term SOFR + 2.85%), 01/21/2038(a)	$1,000,000	$1,002,600
Series 2025-44A, Class D1, 6.45% (3 mo. Term SOFR + 2.50%), 10/22/2037(a)	1,000,000	1,000,429
Aimco CDO
Series 2017-AA, Class D1R2, 6.28% (3 mo. Term SOFR + 2.40%), 01/20/2038(a)	1,000,000	997,524
Apidos CLO
Series 2022-42A, Class D1R, 6.33% (3 mo. Term SOFR + 2.45%), 04/20/2038(a)	1,000,000	1,001,700
Series 2023-44A, Class D1R, 6.71% (3 mo. Term SOFR + 2.85%), 10/26/2037(a)	1,000,000	1,005,019
ARES CLO
Series 2020-57A, Class D1R2, 5.61% (3 mo. Term SOFR + 2.75%), 10/25/2038(a)	1,000,000	1,001,564
Ares Loan Funding IX Ltd.
Series 2025-ALF9A, Class D1, 6.50% (3 mo. Term SOFR + 2.60%), 03/31/2038(a)	1,000,000	1,001,003
Benefit Street Partners CLO Ltd.
Series 2022-27A, Class D1R, 7.03% (3 mo. Term SOFR + 3.15%), 10/20/2037(a)	1,000,000	1,007,741
Carlyle Global Market Strategies
Series 2021-2A, Class D1R, 6.73% (3 mo. Term SOFR + 2.85%), 04/20/2038(a)	1,000,000	1,003,116
Series 2021-2A, Class ER, 8.78% (3 mo. Term SOFR + 4.90%), 04/20/2038(a)	400,000	397,293
DIAMETER CAPITAL CLO
Series 2023-5A, Class DR, 8.72% (3 mo. Term SOFR + 4.85%), 01/15/2039(a)	1,000,000	1,003,409
Garnet CLO Ltd.
Series 2025-2A, Class E, 9.33% (3 mo. Term SOFR + 5.25%), 10/20/2038(a)	1,500,000	1,504,038
Generali
Series 2025-4A, Class E, 9.07% (3 mo. Term SOFR + 5.10%), 10/20/2038(a)	1,500,000	1,504,484
Generate CLO Ltd.
Series 2024-20A, Class E, 9.21% (3 mo. Term SOFR + 5.35%), 01/25/2038(a)	1,500,000	1,505,643
Goldentree Loan Opportunities Ltd.
Series 2024-23A, Class E, 8.88% (3 mo. Term SOFR + 5.00%), 01/20/2039(a)	1,000,000	1,004,974

	Par	Value
Highbridge Loan Management Ltd.
Series 2025-26A, Class E, 9.63% (3 mo. Term SOFR + 5.35%), 07/20/2038(a)	$1,000,000	$1,006,663
KKR CLO Trust
Series 2025-58A, Class E, 9.28% (3 mo. Term SOFR + 5.30%), 10/15/2038(a)	1,000,000	1,005,753
Madison Park Funding Ltd.
Series 2025-40RA, Class E, 9.76% (3 mo. Term SOFR + 5.80%), 10/16/2038(a)	1,500,000	1,505,481
Series 2025-73A, Class D1, 6.71% (3 mo. Term SOFR + 2.75%), 10/17/2038(a)	1,500,000	1,503,936
Magnetite CLO Ltd.
Series 2023-34A, Class D1R, 6.45% (3 mo. Term SOFR + 2.55%), 01/15/2038(a)	1,500,000	1,504,818
Neuberger Berman CLO Ltd.
Series 2018-29A, Class ER, 9.13% (3 mo. Term SOFR + 5.25%), 01/19/2039(a)	1,500,000	1,508,662
Orion CLO Ltd.
Series 2023-1A, Class D1R, 6.81% (3 mo. Term SOFR + 2.90%), 10/25/2038(a)	750,000	752,063
Texas Debt Capital CLO Ltd.
Series 2023-1A, Class D1R, 6.63% (3 mo. Term SOFR + 2.75%), 07/20/2038(a)	1,400,000	1,408,096
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $26,119,927)		26,136,009
TOTAL INVESTMENTS - 95.0% (Cost $26,119,927)		$26,136,009
Money Market Deposit Account - 3.3%(b)		915,585
Other Assets in Excess of Liabilities - 1.7%		464,655
TOTAL NET ASSETS - 100.0%		$27,516,249

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $26,136,009 or 95.0% of the Fund’s net assets.

(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 2.56%.

The accompanying notes are an integral part of these financial statements.

3

RECKONER YIELD ENHANCED AAA CLO ETF
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025 (Unaudited)

ASSETS:
Investments in securities at value (cost $51,435,902)	$51,440,859
Cash equivalent - interest bearing deposit account	286,695
Receivables:
Interest	614,658
Total assets	52,342,212
LIABILITIES:
Reverse repurchase agreements	24,805,200
Payables:
Interest	42,129
Advisory fee	7,012
Total liabilities	24,854,341
NET ASSETS	$ 27,487,871
Components of Net Assets:
Paid-in capital	$27,484,679
Total distributable earnings	3,192
Net assets	$ 27,487,871
Net Assets	$27,487,871
Shares outstanding (unlimited number of shares authorized)	1,100,000
Net asset value per share	$24.99
*Reverse Repurchase Agreements at cost:	$24,805,200

The accompanying notes are an integral part of these financial statements.

4

Reckoner BBB-B CLO ETF
Statement of Assets and Liabilities
December 31, 2025 (Unaudited)

ASSETS:
Investments in securities at value (cost $26,119,927)	$26,136,009
Cash equivalents - interest bearing deposit	915,585
Receivables:
Interest	476,351
Total assets	27,527,945
LIABILITIES:
Payables:
Advisory Fee	11,696
Total liabilities	11,696
NET ASSETS	$ 27,516,249
Components of Net Assets:
Paid-in capital	$27,500,000
Total distributable earnings	16,249
Net assets	$ 27,516,249
Net Assets	$27,516,249
Shares Outstanding (unlimited number of shares authorized, no par value)	1,100,000
Net asset value, offering and redemption price per share	$25.01

The accompanying notes are an integral part of these financial statements.

5

RECKONER YIELD ENHANCED AAA CLO ETF
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2025 (Unaudited)

INVESTMENT INCOME:
Interest income	$ 1,346,744
Total investment income	1,346,744
EXPENSES:
Interest expense	538,221
Advisory fees	42,347
Total expenses	580,568
Net investment income	766,176
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	2,558
Net change in unrealized appreciation/depreciation on investments	4,957
Net realized and unrealized gain on investments	7,515
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$773,691

The accompanying notes are an integral part of these financial statements.

6

RECKONER BBB-B CLO ETF
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2025 (Unaudited)

INVESTMENT INCOME:
Interest income	$ 389,670
Total investment income	389,670
EXPENSES:
Advisory fees	26,441
Total expenses	26,441
Net investment income	363,229
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	2,138
Net change in unrealized appreciation/depreciation on investments	16,082
Net realized and unrealized gain on investments	18,220
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 381,449

The accompanying notes are an integral part of these financial statements.

7

RECKONER YIELD ENHANCED AAA CLO ETF
STATEMENTS OF CHANGES IN NET ASSETS

July 9, 2025* through December 31, 2025 (Unaudited)
OPERATIONS:
Net investment income	$766,176
Net realized gain on investments and in-kind redemptions	2,558
Net change in unrealized appreciation/depreciation on investments	4,957
Net increase in net assets resulting from operations	773,691
Distributions to shareholders:
From earnings (Note 2)	(770,498)
Decrease in net assets from distributions to shareholders	(770,498)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	32,502,350
Transaction fees	18,808
Redemption fees	(5,036,480)
Net increase in net assets from capital transactions	27,484,678
Total increase in net assets	27,487,871
NET ASSETS:
Beginning of period	—
End of period	$ 27,487,871
CAPITAL SHARE TRANSACTIONS:
Shares sold	1,300,000
Shares repurchased	(200,000)
Net increase in shares outstanding	1,100,000

*	Inception date
The accompanying notes are an integral part of these financial statements.

8

RECKONER BBB-B CLO ETF
STATEMENTS OF CHANGES IN NET ASSETS

October 22, 2025* through December 31, 2025 (Unaudited)
OPERATIONS:
Net investment income	$363,229
Net realized gain on investments and in-kind redemptions	2,138
Net change in unrealized appreciation/depreciation on investments	16,082
Net increase in net assets resulting from operations	381,449
Distributions to shareholders:
From earnings (Note 2)	(365,200)
Decrease in net assets from distributions to shareholders	(365,200)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	27,500,000
Net increase in net assets from capital transactions	27,500,000
Total increase in net assets	27,516,249
NET ASSETS:
Beginning of period	—
End of period	$ 27,516,249
CAPITAL SHARE TRANSACTIONS:
Shares sold	1,100,000
Shares repurchased	—
Net increase (decrease) in shares outstanding	1,100,000

*	Inception date
The accompanying notes are an integral part of these financial statements.

9

RECKONER YIELD ENHANCED AAA CLO ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period:

For the Period Ended December 31, 2025* (Unaudited)
Net Asset Value, Beginning of Period	$25.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.64
Net realized and unrealized loss on investments	0.00^
Total Gain (Loss) from Investment Operations	0.64
LESS DISTRIBUTIONS:
Net investment income	(0.67)
Net realized gain on investments	—^
Total Distributions	(0.67)
ETF transaction fees per share	0.02
Net Asset Value, End of Period	$24.99
Total return	2.68%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$27,488
Ratio of expenses to average net assets	4.11%(3)
Ratio of net investment income to average net assets	5.43%(3)
Portfolio turnover rate(2)(4)	13%

*	Commencement of operations on July 9, 2025.
^	Amount is less than $0.01 per share.
(1)	Per share amounts have been calculated using average shares method.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover rate excludes securities received or delivered in-kind.
The accompanying notes are an integral part of these financial statements.

10

RECKONER BBB-B CLO ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period:

For the Period Ended December 31, 2025* (Unaudited)
Net Asset Value, Beginning of Period	$25.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.33
Net realized and unrealized gain on investments	0.01
Total Gain from Investment Operations	0.34
LESS DISTRIBUTIONS:
Net investment income	(0.33)
Net realized gain on investments	—^
Total Distributions	(0.33)
Net Asset Value, End of Period	$25.01
Total return	1.39%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$27,516
Ratio of expenses to average net assets	0.50%(3)
Ratio of net investment income to average net assets	6.87%(3)
Portfolio turnover rate(2)(4)	6%

*	Commencement of operations on October 22, 2025.
^	Amount is less than $0.01 per share.
(1)	Per share amounts have been calculated using average shares method.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover rate excludes securities received or delivered in-kind.
The accompanying notes are an integral part of these financial statements.

11

Reckoner Yield Enhanced AAA CLO ETF
Statement of Cash Flows
For the Period Ended December 31, 2025 (Unaudited)

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$773,691
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash from operating activities:
Purchases of investments of unaffiliated securities	(58,441,539)
Sales of investments in unaffiliated securities	7,001,800
Net realized (gain) loss investments	(2,558)
Change in unrealized (appreciation) depreciation on investments	(4,957)
Amortization and accretion of premium and discount	6,395
Increase in payable to adviser	7,012
Increase in interest payable	42,129
Increase in interest receivable	(614,658)
Net cash used in operating activities	$(51,232,685)
Cash Flows from Financing Activities:
Cash proceeds from shares sold	32,502,350
Cash payment for shares redeemed	(5,036,480)
Procedds from reverse repurchase agreements	24,805,200
Cash distributions paid to shareholders	(770,498)
Cash proceeds from transaction fees	18,808
Net cash provided by financing activities	$51,519,380
Net change in cash	$286,695
Cash and Restricted Cash:
Beginning balance	—
Ending balance	286,695
Supplemental Disclosures and Non-Cash Information
Interest payments	496,092
Reconciliation of Restricted and Unrestricted Cash at the End of Period to the Statement of Assets and Liabilities
Cash equivalents - interest bearing deposit account	286,695

The accompanying notes are an integral part of these financial statements.

12

NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
Reckoner Yield Enhanced AAA CLO ETF (the “AAA CLO ETF”) and Reckoner BBB-B CLO ETF (the “BBB-B CLO ETF” and with the AAA CLO ETF, the “Funds”) are separate non-diversified series of Advisor Managed Portfolios (the “Trust”). The Trust was organized on February 16, 2023, as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Reckoner Capital Management LLC (the “Adviser”) serves as the investment manager to the ETFs. The inception date of the AAA CLO ETF was July 9, 2025 and the inception date of the BBB-B CLO ETF was October 22, 2025. The investment objective of the ETFs is to seek to generate current income, with a secondary objective of capital preservation.
Shares of each Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 100,000 shares. Creation Units are issued and redeemed either principally in-kind for securities or in cash for the value of such securities. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund.
Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A standard transaction fee of $300 will be charged by the Funds’ custodian in connection with the issuance or redemption of Creation Units. The standard fee will be the same regardless of the number of Creation Units issued or redeemed. In addition, a variable fee of up to 2% of the value of a Creation Unit may be charged by a Fund for cash purchases, non-standard orders, or partial cash purchases, and is designed to cover broker commissions and other transaction costs. Any variable fees received by a Fund are included in the Capital Transactions on the Statements of Changes in Net Assets.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.
(a)
Securities Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by a Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated the Adviser as the valuation designee of each Fund. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value investments of each Fund whose market prices are not “readily available” or are deemed to be unreliable.

13

NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
Various inputs are used in determining the value of a Fund’s investments. These inputs are summarized into three broad levels and described below:
Level 1 –
quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	significant unobservable inputs, including a Fund’s own assumptions in determining the fair value of investments.
Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value each Fund’s investments in each category investment type as of December 31, 2025:
Reckoner Yield Enhanced AAA CLO ETF

Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Collateralized Loan Obligations	$—	$51,440,859	$—	$51,440,859
Total Investments	$—	$51,440,859	$—	$51,440,859

Reckoner BBB-B CLO ETF

Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Collateralized Loan Obligations	$—	$26,136,009	$—	$26,136,009
Total Investments	$—	$26,136,009	$—	$26,136,009

*	See the Schedule of Investments for further details of investment classifications.
Reverse repurchase agreements are carried at face value; hence, they are not included in the fair valuation hierarchy.
(b)
Securities Transactions, Investment Income and Distributions – Each Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(c)
Distributions to shareholders – The Funds intend to distribute all net investment income monthly and net realized gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net

14

NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.
The tax character of distributions paid for the period ended December 31, 2025 are as follows:

	Ordinary Income*	Total Distributions Paid
Reckoner Yield Enhanced AAA CLO ETF	$770,498	$770,498
Reckoner BBB-B CLO ETF	365,200	365,200

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income
(d)
Federal Income Taxes – Each Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by a Fund.

Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the period ended December 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(e)
Segment Reporting – Each Fund operates as a single segment entity. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the Chief Compliance Officer of the Adviser, who serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. Under the terms of this agreement, the AAA CLO ETF will pay the Adviser a monthly fee based on the Fund’s average daily net assets at annual rate of 0.30%; and the BBB-B CLO ETF will pay the Adviser a monthly fee based on the Fund’s average daily net assets at annual rate of 0.50%. Additionally, the Adviser is responsible for substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Adviser is not responsible for interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, expenses associated with the purchase, sale, or ownership of securities, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, securities lending fees and expenses, and distribution (12b-1) fees and expenses. The Adviser pays any Trust-level expenses allocated to the Funds.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent and provides compliance services to the Funds. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian. Quasar Distributors, LLC acts as the Fund’s distributor and principal underwriter. For the period ended December 31, 2025, there were no fees incurred by the Funds from the service providers described above as the Adviser bore all such costs.

15

NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
NOTE 4 – INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term securities, in-kind transactions, and U.S. government obligations) for the period ended December 31, 2025, were as follows:
Reckoner Yield Enhanced AAA CLO ETF

Purchases	$58,441,539
Sales	$7,001,800

Reckoner BBB-B CLO ETF

Purchases	$27,666,278
Sales	$1,547,300

There were no purchases or sales of in-kind transactions associated with creations and redemptions in either ETF during the period ended December 31, 2025.
NOTE 5 – INDEMNIFICATIONS
In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Funds to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against such Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
NOTE 6 – BORROWINGS
The Reckoner Yield Enhanced AAA CLO ETF is allowed to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Funds to repurchase that security from that party on a future date at a higher price. Proceeds from securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce their rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.
The following reverse repurchase agreements were outstanding at December 31, 2025:

Counterparty	Average Borrowing Rate	Borrowing Date	Maturity Date*	Net Closing Amount	Amount Borrowed
Scotia Capital (USA), Inc.	4.34%	Various	Various	$24,889,429	$24,805,200

*	Weighted average maturity is 15 days.
During the period ended December 31, 2025, the ETF had outstanding reverse repurchase agreements as follows:

Period Held	Borrowing Rate	Outstanding Amount
7/14/2025 – 8/14/2025	5.04%	$3,199,200
7/16/2025 – 8/18/2025	5.04%	4,798,400
7/18/2025 – 8/21/2025	5.05%	4,798,000
7/21/2025 – 8/22/2025	5.05%	4,798,400
7/22/2025 – 8/22/2025	5.05%	3,203,200
7/28/2025 – 8/29/2025	5.05%	3,205,600
8/13/2025 – 9/15/2025	5.06%	3,199,200
8/15/2025 – 11/18/2025	5.00%	4,798,400
8/20/2025 – 9/22/2025	5.04%	4,798,000

16

NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)

Period Held	Borrowing Rate	Outstanding Amount
8/21/2025 – 9/22/2025	5.04%	$8,001,600
8/28/2025 – 9/26/2025	5.02%	3,205,600
9/12/2025 – 10/15/2025	4.87%	3,199,200
9/19/2025 – 10/22/2025	4.85%	12,799,600
9/24/2025 – 10/24/2025	4.77%	1,601,600
9/25/2025 – 10/24/2025	4.77%	3,205,600
10/14/2025 – 11/14/2025	4.68%	3,199,200
10/20/2025 – 11/21/2025	4.60%	799,200
10/21/2025 – 11/21/2025	4.60%	11,201,200
10/23/2025 – 11/21/2025	4.62%	4,807,200
11/13/2025 – 12/12/2025	4.55%	3,199,200
11/17/2025 – 12/18/2025	4.56%	4,798,400
11/20/2025 – 12/19/2025	4.56%	16,807,600
12/11/2025 – 1/9/2026	4.36%	3,199,200
12/18/2025 – 1/16/2026	4.33%	16,807,600
12/17/2025 – 1/16/2026	4.34%	4,798,400

The Fund incurred interest expense of $538,221.
The following is a summary of the reverse repurchase agreements by type of collateral and the remaining contractual maturity of the agreements:

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater Than 90 Days	Total
Collateralized Loan Obligations	$ —	$24,805,200	$ —	$ —	$24,805,200

Below is the gross and net information about instruments and transactions eligible for offset in the consolidated Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement.

	Gross Amounts Recognized Liabilities	Gross Amounts Offset in Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Collateral
				Non-Cash Collateral (Pledged) Received*	Cash Collateral Pledged (Received)*	Net Amount
Description
Reverse Repurchase Agreements	$24,805,200	$ —	$24,805,200	$(31,036,104)	$ —	$ —
	$24,805,200	$—	$24,805,200	$(31,036,104)	$—	$—

*	Excess of collateral pledged to the individual counterparty is not shown for financial statement purposes.
Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances, including an event of default of the Fund (such as bankruptcy or insolvency), to offset payables under the MRA with collateral held with the counterparty and create one single net payment from the Fund. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. In the event the buyer of securities (i.e. the MRA counterparty) under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.
The Funds have access to a $10 million secured line of credit through an agreement with U.S. Bank. The Funds may temporarily draw on the line of credit to satisfy redemption requests or to settle investment transactions. Interest

17

NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
is charged to the Funds based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. The line of credit was renewed on December 16, 2025 and will mature, unless renewed, no later than December 16, 2026. During the period ended December 31, 2025, the Funds did not draw on this line of credit.
NOTE 7 – SUBSEQUENT EVENTS
Management has evaluated events and transactions that occurred subsequent to December 31, 2025, through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.
NOTE 8 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect the Funds’ net asset value and total return. The Funds’ most recent prospectus provides further descriptions of the Funds’ investment objective, principal investment strategies and principal risks.
Collateralized Loan Obligations Risk.A CLO is typically organized as a trust or other special purpose vehicle, and issues debt and equity interests collateralized by a pool of primarily senior secured loans (although they may include domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans), and such loans may be rated below investment grade or unrated. CLOs are structured to issue multiple tranches varying in risk and yield based upon the priority of claims on the cash flows produced by the underlying loan pool, also referred to as a CLO’s “collateral.” Senior tranches are paid from the cash flows from the underlying assets before the junior tranches and equity or “first loss” tranches. Losses are first borne by the equity tranches, next by the junior tranches, and finally by the senior tranches. CLO securities present risks similar to those of other types of credit investments, including default (credit), interest rate and prepayment risks, liquidity risks, risks of default of the underlying collateral, and the extent of these risks largely depends on the type of underlying loans used as collateral and the tranche(s) of the CLO in which a Fund invests. In addition, CLOs are often governed by a complex series of legal documents and contracts, which increases the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments. There is also a risk that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. CLOs are also inherently leveraged vehicles and are subject to leverage risk. In particular, investors in CLO securities indirectly bear risks of the collateral held by such CLOs. The rating of a CLO tranche does not constitute a guarantee of credit quality and it’s possible that under stressed market environments a tranche could experience substantial losses due to defaults, write-downs of the equity or other subordinated tranches, increased sensitivity to defaults due to underlying collateral default and impairment of subordinated tranches, market anticipation of defaults, and general market aversion to CLO securities as an asset class.
Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by a Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.
The Funds’ investments in debt securities may subject the Funds to the following risks:
•
Call Risk. CLO securities are issued with a non-call period. After the end of the non-call period, the majority investor in the equity tranche can call (i.e., redeem or refinance) the securities issued by the CLO in full. The Funds may not be able to accurately predict when or which of its CLO investments may be called, resulting in the Funds possibly having to reinvest the proceeds in unfavorable market conditions (i.e., at lower spreads), which could cause a decline in the Funds’ income.

•
Credit Risk. Debt issuers and other counterparties may not honor their obligations. For CLOs, the primary source of credit risk is the ability of the underlying portfolio of loans to generate sufficient cash flow to pay investors on a full and timely basis when principal and/or interest payments are due. Default in payment on the underlying loans will result in less cash flow from the underlying portfolio and, in turn, less funds available to pay investors in the CLO.

18

NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
The Funds may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk than they actually do by the market, the Adviser, or the rating agencies. Credit risk is generally greater where less information is publicly available, where fewer covenants safeguard the investors’ interests, where collateral may be impaired or inadequate, where little legal redress or regulatory protection is available, or where a party’s ability to meet obligations is speculative. Additionally, any inaccuracy in the information used by the Funds to evaluate credit risk may affect the value of securities held by the Funds.
Obligations under debt securities held by Funds may never be satisfied or, if satisfied, only satisfied in part. Some securities are subject to risks as a result of a credit downgrade or default by a government, or its agencies or, instrumentalities. Credit risk is a greater concern for high-yield debt securities and debt securities of issuers whose ability to pay interest and principal may be considered speculative. Debt securities are typically classified as investment grade-quality (medium to highest credit quality) or below investment grade-quality (commonly referred to as high-yield or junk bonds). Many individual debt securities are rated by a third-party source, such as Moody’s or S&P®, to help describe the creditworthiness of the issuer.
Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market, and economic developments, as well as events that impact specific issuers. A Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates and trade tensions. In addition, local, regional, or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on a Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities, and the normal operations of securities exchanges and other markets.
NOTE 9 – NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Funds.

19

ADDITIONAL INFORMATION
December 31, 2025 (Unaudited)
Approval of Investment Advisory Agreement
At a meeting held on June 4-5, 2025, the Board of Trustees considered the approval of an investment advisory agreement (the “Agreement”) with the Adviser for the Funds. The Trustees, all of whom were not “interested persons” of the Trust as that term is defined in the 1940 Act approved the Agreement with respect to the Funds for an initial two-year term.
In advance of the meeting, the Board received and reviewed substantial information regarding the Funds, the Adviser, and the services to be provided by the Adviser to the Funds under the Agreement. This information formed the primary, but not exclusive, basis for the Board’s determination. The Trustees were advised by independent legal counsel during the review process and met in executive session with counsel without representatives from the Adviser present. In connection with their review, the Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and the legal standards applicable to the review of the Agreement.
In considering the Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.
•
In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Funds, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who are involved in the day-to-day activities of the Funds. The Board considered the Adviser’s resources and compliance structure, including information regarding its compliance program, chief compliance officer, compliance record, and disaster recovery/business continuity plan. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided were satisfactory and reliable.

•	The Board noted that the Funds had not commenced operations and, therefore, there was no performance to consider.
•
The Trustees reviewed the anticipated cost of the Adviser’s services, and the proposed structure and level of each Fund’s advisory fee as a unitary fee, including a comparison to fees charged by a peer group of funds.

•	For the Reckoner Leveraged AAA CLO ETF, the Trustees noted that the Fund’s proposed unitary fee was slightly below the peer group advisory fee average.
•	For the Reckoner BBB-B CLO ETF, the Trustees noted that the Fund’s proposed unitary fee was above the peer group advisory fee average.
After reviewing the materials that were provided, the Trustees concluded that the fee to be charged to each Fund was fair and reasonable.
•
The Trustees considered the expected profitability of the Adviser from managing each Fund. In assessing the Adviser’s expected profitability, the Trustees reviewed the Adviser’s financial information that was provided in the materials and took into account both the direct and indirect benefits to the Adviser from managing the Funds. The Trustees concluded that the Adviser’s expected profit, if any, from managing the Funds did not appear excessive and the Adviser appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Funds.

•
The Board noted that the unitary fee arrangement between the Adviser and the Trust with respect to the Funds would limit the fees paid by shareholders. The Trustees considered the possible growth in asset levels of the Funds and concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

20

ADDITIONAL INFORMATION
December 31, 2025 (Unaudited)(Continued)
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
All fund expenses, including Trustee compensation, are paid by the Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Agreement.
See financial statements.

21

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s [Principal Executive Officer] and [Principal Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable for semi-annual reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	3/9/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	3/9/2026

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	3/9/2026